ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 27.8%
	CLO — 27.7%
2,000,000	Apidos CLO XV Series 2013-15A DRR(a),(b)	TSFR3M + 2.962%	8.3770	04/20/31	$ 1,925,870
500,000	Ares XXXIIR CLO Ltd. Series 2014-32RA C(a),(b)	TSFR3M + 3.162%	8.5260	05/15/30	475,308
2,000,000	Benefit Street Partners Clo XII Ltd. Series 2017-12A C(a),(b)	TSFR3M + 3.312%	8.7050	10/15/30	1,960,192
2,000,000	BlueMountain Fuji US CLO II Ltd. Series 2017-2A C(a),(b)	TSFR3M + 3.262%	8.6770	10/20/30	1,844,561
250,000	Carlyle Global Market Strategies CLO Ltd. Series 2013-4A CRR(a),(b)	TSFR3M + 2.012%	7.4050	01/15/31	242,519
2,000,000	Carlyle US CLO 2018-2 Ltd. Series 2018-2A C(a),(b)	TSFR3M + 3.162%	8.5550	10/15/31	1,907,552
1,400,000	Cedar Funding IX CLO Ltd. Series 2018-9A D(a),(b)	TSFR3M + 2.862%	8.2770	04/20/31	1,350,640
1,000,000	Columbia Cent CLO 28 Ltd. Series 2018-28A C(a),(b)	TSFR3M + 3.682%	9.0510	11/07/30	869,037
1,500,000	Dryden 37 Senior Loan Fund Series 2015-37A ER(a),(b)	TSFR3M + 5.412%	10.8050	01/15/31	1,167,819
1,600,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	8.5050	04/15/31	1,485,738
1,500,000	Greenwood Park CLO Ltd. Series 2018-1A D(a),(b)	TSFR3M + 2.762%	8.1550	04/15/31	1,395,858
2,000,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	TSFR3M + 3.382%	8.7750	07/15/31	1,782,554
1,000,000	Oaktree CLO Ltd. Series 2019-1A D(a),(b)	TSFR3M + 4.062%	9.4740	04/22/30	946,767
2,000,000	Octagon Investment Partners Ltd. Series 2018-18A D(a),(b)	TSFR3M + 5.772%	11.1650	04/16/31	1,671,138
2,150,000	OZLM XXIV Ltd. Series 2019-24A C2(a),(b)	TSFR3M + 4.522%	9.9370	07/20/32	2,020,470
1,500,000	Rockford Tower CLO Ltd. Series 2017-1A DR2B(a),(b)	TSFR3M + 5.242%	10.6570	04/20/34	1,504,248
1,750,000	Shackleton CLO Ltd. Series 2014-5RA D(a),(b)	TSFR3M + 3.412%	8.7810	05/07/31	1,670,776
1,000,000	Sound Point CLO VIII-R, Ltd. Series 2015-1RA E(a),(b)	TSFR3M + 6.862%	12.2550	04/15/30	606,687
2,025,000	Steele Creek CLO Ltd. Series 2014-1RA D(a),(b)	TSFR3M + 3.062%	8.4740	04/21/31	1,831,663
2,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	9.5750	07/15/32	1,800,451
1,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	10.0480	01/25/35	953,115
					29,412,963
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
52,976	Alternative Loan Trust 2007-J1 Series 2007-J1 3A2(c)		3.9947	11/25/36	47,652
2,155,474	BCAP, LLC Trust Series 2007-AA2 21IO(b),(d)		0.4266	04/25/37	24,028
					71,680
	TOTAL ASSET BACKED SECURITIES (Cost $31,948,543)				29,484,643

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5%
162,694	Fannie Mae Interest Strip Series 291 2(d)		3.9947	11/25/27	13,768
84,110	Fannie Mae Interest Strip Series 343 6(d)		0.4266	10/25/33	10,186

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5% (Continued)
99,568	Fannie Mae Interest Strip Series 346 2(d)		5.5000	12/25/33	$ 19,565
60,818	Fannie Mae Interest Strip Series 355 12(d),(e)		6.0000	07/25/34	8,764
333,418	Fannie Mae Interest Strip Series 364 2(d)		4.5000	09/25/35	54,371
522,958	Fannie Mae Interest Strip Series 365 4(d)		5.0000	04/25/36	87,502
146,820	Fannie Mae Interest Strip Series 384 28(d),(e)		6.0000	05/25/36	27,626
82,092	Fannie Mae Interest Strip Series 370 2(d)		6.0000	06/25/36	20,882
748,311	Fannie Mae Interest Strip Series 378 4(d)		5.0000	07/25/36	147,993
551,129	Fannie Mae Interest Strip Series 371 2(d)		6.5000	07/25/36	128,530
137,268	Fannie Mae Interest Strip Series 377 2(d)		5.0000	10/25/36	26,777
1,611,234	Fannie Mae Interest Strip Series 395 7(d)		5.5000	11/25/36	323,210
85,563	Fannie Mae Interest Strip Series 383 20(d)		5.5000	07/25/37	14,991
431,015	Fannie Mae Interest Strip Series 385 3(d)		5.0000	01/25/38	74,436
486,417	Fannie Mae Interest Strip Series 407 40(d)		6.0000	01/25/38	98,063
833,973	Fannie Mae Interest Strip Series 398 C9(d)		6.0000	05/25/39	259,079
243,501	Fannie Mae Interest Strip Series 396 2(d)		4.5000	06/25/39	35,733
358,137	Fannie Mae Interest Strip Series 399 2(d)		5.5000	11/25/39	78,762
983,716	Fannie Mae Interest Strip Series 408 C4(d)		5.5000	11/25/40	190,337
370,146	Fannie Mae Interest Strip Series 409 C18(d)		4.0000	04/25/42	68,553
72,050	Fannie Mae REMICS Series 2001-32 SA(b),(d)	SOFR30A + 7.836%	2.5150	07/25/31	3,005
454,321	Fannie Mae REMICS Series 2003-7 SN(b),(d)	SOFR30A + 7.636%	2.3150	02/25/33	45,280
124,142	Fannie Mae REMICS Series 2003-43 IY(d)		6.0000	05/25/33	15,587
212,349	Fannie Mae REMICS Series 2004-62 TP(b),(d)	SOFR30A + 37.870%	5.5000	07/25/33	28,228
273,535	Fannie Mae REMICS Series 2004-70 XJ(b),(d)		5.0000	10/25/34	44,958
200,215	Fannie Mae REMICS Series 2004-91 DS(b),(d)	SOFR30A + 6.536%	1.2150	12/25/34	12,042
68,411	Fannie Mae REMICS Series 2005-87 SE(b),(d)	SOFR30A + 5.936%	0.6150	10/25/35	3,175
117,361	Fannie Mae REMICS Series 2005-89 S(b),(d)	SOFR30A + 6.586%	1.2650	10/25/35	6,916
169,232	Fannie Mae REMICS Series 2007-28 LS(b),(d)	SOFR30A + 6.512%	1.1900	01/25/36	11,676
21,408	Fannie Mae REMICS Series 2006-8 WN(b),(d)	SOFR30A + 6.586%	1.2650	03/25/36	1,587
48,535	Fannie Mae REMICS Series 2006-8 HL(b),(d)	SOFR30A + 6.586%	1.2650	03/25/36	3,206
1,366,875	Fannie Mae REMICS Series 2007-18 BF(b),(d)	SOFR30A + 0.494%	5.8150	04/25/36	225,134
1,406,546	Fannie Mae REMICS Series 2007-28 CF(b),(d)	SOFR30A + 0.504%	5.8250	07/25/36	248,831
123,473	Fannie Mae REMICS Series 2006-101 SA(b),(d)	SOFR30A + 6.466%	1.1450	10/25/36	9,068
113,232	Fannie Mae REMICS Series 2006-116 S(b),(d)	SOFR30A + 6.486%	1.1650	12/25/36	7,251
50,174	Fannie Mae REMICS Series 2006-125 SM(b),(d)	SOFR30A + 7.086%	1.7650	01/25/37	3,937

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5% (Continued)
209,712	Fannie Mae REMICS Series 2007-36 SN(b),(d)	SOFR30A + 6.656%	1.3350	04/25/37	$ 17,832
726,501	Fannie Mae REMICS Series 2007-55 S(b),(d)	SOFR30A + 6.646%	1.3250	06/25/37	33,326
86,362	Fannie Mae REMICS Series 2007-72 EK(b),(d)	SOFR30A + 6.286%	0.9650	07/25/37	6,033
104,537	Fannie Mae REMICS Series 2007-66 AS(b),(d)	SOFR30A + 6.486%	1.1650	07/25/37	6,182
664,093	Fannie Mae REMICS Series 2007-88 MI(b),(d)	SOFR30A + 6.406%	1.0850	09/25/37	44,883
100,341	Fannie Mae REMICS Series 2007-106 SN(b),(d)	SOFR30A + 6.296%	0.9750	11/25/37	6,517
188,987	Fannie Mae REMICS Series 2007-109 DI(b),(d)	SOFR30A + 6.286%	0.9650	12/25/37	14,298
276,436	Fannie Mae REMICS Series 2007-117 SM(b),(d)	SOFR30A + 6.186%	0.8650	01/25/38	16,171
5,228,314	Fannie Mae REMICS Series 2010-89 AI(b),(d)	SOFR30A + 6.336%	0.1500	02/25/38	18,335
33,780	Fannie Mae REMICS Series 2008-24 SP(b)	SOFR30A + 22.864%	3.3550	02/25/38	32,720
1,777,137	Fannie Mae REMICS Series 2008-58 SE(b),(d)	SOFR30A + 5.886%	0.5650	07/25/38	105,304
320,159	Fannie Mae REMICS Series 2009-66 SH(b),(d)	SOFR30A + 5.936%	0.6150	09/25/39	14,913
97,841	Fannie Mae REMICS Series 2009-112 ST(b),(d)	SOFR30A + 6.136%	0.8150	01/25/40	6,294
92,309	Fannie Mae REMICS Series 2010-126 UI(d)		5.5000	10/25/40	13,370
289,121	Fannie Mae REMICS Series 2010-130 HI(d)		6.0000	11/25/40	59,703
368,405	Fannie Mae REMICS Series 2010-139 SA(b),(d)	SOFR30A + 5.916%	0.5950	12/25/40	21,995
72,496	Fannie Mae REMICS Series 2011-11 PI(d)		4.0000	03/25/41	9,190
257,845	Fannie Mae REMICS Series 2017-87 KI(d)		5.0000	06/25/41	39,948
405,284	Fannie Mae REMICS Series 2011-96 SA(b),(d)	SOFR30A + 6.436%	1.1150	10/25/41	24,493
2,339,783	Fannie Mae REMICS Series 2012-30 CI(d)		5.0000	10/25/41	295,521
1,552,509	Fannie Mae REMICS Series 2011-122 DS(b),(d)	SOFR30A + 6.406%	1.0850	12/25/41	138,395
723,808	Fannie Mae REMICS Series 2012-68 NS(b),(d)	SOFR30A + 6.586%	1.2650	03/25/42	33,621
859,027	Fannie Mae REMICS Series 2012-89 SA(b),(d)	SOFR30A + 5.436%	0.1150	08/25/42	32,625
1,391,275	Fannie Mae REMICS Series 2012-103 TI(d)		5.0000	09/25/42	251,869
94,244	Fannie Mae REMICS Series 2014-68 IB(d)		4.5000	02/25/43	9,813
278,337	Fannie Mae REMICS Series 2013-103 JS(b),(d)	SOFR30A + 5.886%	0.5650	10/25/43	16,604
356,537	Fannie Mae REMICS Series 2014-38 QI(d)		5.5000	12/25/43	67,432
1,136,751	Fannie Mae REMICS Series 2014-87 MS(b),(d)	SOFR30A + 6.136%	0.8150	01/25/45	71,688
242,897	Fannie Mae REMICS Series 2015-33 OI(d)		5.0000	06/25/45	31,478
441,468	Fannie Mae REMICS Series 2016-39 LS(b),(d)	SOFR30A + 5.886%	0.5650	07/25/46	41,585
1,506,933	Fannie Mae REMICS Series 2017-97 SW(b),(d)	SOFR30A + 6.086%	0.7650	12/25/47	125,535
985,948	Fannie Mae REMICS Series 2017-108 SA(b),(d)	SOFR30A + 6.036%	0.7150	01/25/48	87,992
3,058,948	Fannie Mae REMICS Series 2018-54 SA(b),(d)	SOFR30A + 6.136%	0.8150	08/25/48	185,273
503,912	Fannie Mae REMICS Series 2018-58 IO(d)		5.5000	08/25/48	88,378

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5% (Continued)
118,666	Fannie Mae REMICS Series 2018-74 MI(d)		4.5000	10/25/48	$ 23,887
415,829	Fannie Mae REMICS Series 2019-41 SB(b),(d)	SOFR30A + 5.936%	0.6150	08/25/49	33,246
1,116,316	Fannie Mae REMICS Series 2020-10 S(b),(d)	SOFR30A + 5.936%	0.6150	05/25/59	88,019
94,641	Freddie Mac REMICS Series 2367 SG(b),(d)	SOFR30A + 7.766%	2.4450	06/15/31	7,409
1,025,288	Freddie Mac REMICS Series 5112 IB(d)		6.5000	05/15/32	136,964
77,989	Freddie Mac REMICS Series 2444 TI(b),(d)		6.5000	05/15/32	10,316
224,834	Freddie Mac REMICS Series 2463 SB(b),(d)	SOFR30A + 7.886%	2.5650	06/15/32	14,836
36,328	Freddie Mac REMICS Series 2524 SX(b),(d)	SOFR30A + 7.786%	2.4650	11/15/32	3,157
47,960	Freddie Mac REMICS Series 2616 SC(b),(d)	SOFR30A + 7.886%	2.5650	12/15/32	3,100
563,840	Freddie Mac REMICS Series 2802 SI(b),(d)	SOFR30A + 5.886%	0.5650	05/15/34	23,238
282,218	Freddie Mac REMICS Series 2980 SL(b),(d)	SOFR30A + 6.586%	1.2650	11/15/34	17,896
297,703	Freddie Mac REMICS Series 2950 SN(b),(d)	SOFR30A + 5.936%	0.6150	03/15/35	11,414
795,524	Freddie Mac REMICS Series 3055 MS(b),(d)	SOFR30A + 6.486%	1.1650	10/15/35	56,569
53,507	Freddie Mac REMICS Series 3117 JS(b),(d)	SOFR30A + 6.586%	1.2650	02/15/36	3,707
222,546	Freddie Mac REMICS Series 3149 SM(b),(d)	SOFR30A + 6.536%	1.2150	05/15/36	12,730
102,292	Freddie Mac REMICS Series 3239 SI(b),(d)	SOFR30A + 6.536%	1.2150	11/15/36	7,224
211,546	Freddie Mac REMICS Series 3303 SG(b),(d)	SOFR30A + 6.986%	0.6650	04/15/37	11,966
204,220	Freddie Mac REMICS Series 3355 BI(b),(d)	SOFR30A + 5.936%	0.6150	08/15/37	12,169
205,483	Freddie Mac REMICS Series 3368 AI(b),(d)	SOFR30A + 5.916%	0.5950	09/15/37	11,679
156,429	Freddie Mac REMICS Series 4340 TI(d)		5.5000	07/15/39	10,838
150,451	Freddie Mac REMICS Series 3572 VS(b),(d)	SOFR30A + 6.616%	1.2950	09/15/39	12,433
208,168	Freddie Mac REMICS Series 4451 DI(d)		3.5000	10/15/39	12,248
2,234,263	Freddie Mac REMICS Series 3652 CS(b),(d)	SOFR30A + 6.436%	1.1150	03/15/40	189,855
152,890	Freddie Mac REMICS Series 3758 S(b),(d)	SOFR30A + 5.916%	0.5950	11/15/40	9,240
720,978	Freddie Mac REMICS Series 3935 SH(b),(d)	SOFR30A + 6.486%	1.1650	12/15/40	15,453
102,250	Freddie Mac REMICS Series 4139 PO(f)		–	08/15/42	57,833
142,945	Freddie Mac REMICS Series 4091 TS(b),(d)	SOFR30A + 6.436%	1.1150	08/15/42	12,418
408,386	Freddie Mac REMICS Series 4471 JI(d)		4.5000	09/15/43	75,831
1,244,370	Freddie Mac REMICS Series 4995 KI(d)		5.5000	12/25/43	229,406
176,000	Freddie Mac REMICS Series 4456 IA(d)		4.0000	03/15/45	27,307
8,466,976	Freddie Mac REMICS Series 4583 TI(b),(d)	SOFR30A + 5.986%	0.1000	05/15/46	26,286
234,302	Freddie Mac REMICS Series 4583 ST(b),(d)	SOFR30A + 5.886%	0.5650	05/15/46	16,698
389,578	Freddie Mac REMICS Series 4618 SA(b),(d)	SOFR30A + 5.886%	0.5650	09/15/46	35,757
748,758	Freddie Mac REMICS Series 5007 SK(b),(d)	SOFR30A + 5.986%	0.6650	08/25/50	67,150

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5% (Continued)
553,695	Freddie Mac REMICS Series 5136 IJ(d)		2.5000	02/25/51	$ 68,711
957,123	Freddie Mac REMICS Series 5086 HI(d)		4.5000	03/25/51	182,160
1,051,817	Freddie Mac REMICS Series 5174 NI(d)		3.5000	12/25/51	192,854
230,491	Freddie Mac REMICS Series 4291 MS(b),(d)	SOFR30A + 5.786%	0.4650	01/15/54	12,776
113,193	Freddie Mac Strips Series 221 IO(d)		7.0000	03/15/32	20,160
3,777,772	Freddie Mac Strips Series 324 C17(d)		3.5000	12/15/33	403,498
260,509	Freddie Mac Strips Series 238 8(d)		5.0000	04/15/36	41,180
295,382	Freddie Mac Strips Series 240 IO(d)		5.5000	07/15/36	63,511
50,278	Freddie Mac Strips Series 239 IO(d)		6.0000	08/15/36	8,936
440,963	Freddie Mac Strips Series 247 24(d)		5.0000	09/15/36	75,923
733,364	Freddie Mac Strips Series 244 IO(d)		5.5000	12/15/36	124,198
339,433	Freddie Mac Strips Series 303 105(d),(e)		4.0000	01/15/43	50,588
1,212,851	Freddie Mac Strips Series 324 C24(d)		5.0000	12/15/43	236,504
710,168	Freddie Mac Strips Series 365 121(d),(e)		4.0000	10/15/47	109,619
633,724	Freddie Mac Strips Series 365 C10(d)		3.5000	06/15/49	117,780
1,018,013	Freddie Mac Strips Series 367 116(d),(e)		3.5000	06/15/50	159,972
607,616	Government National Mortgage Association Series 2021-78 QI(d)		5.0000	05/20/34	81,152
387,342	Government National Mortgage Association Series 2004-46 S(b),(d)	TSFR1M + 6.986%	1.6460	06/20/34	23,801
25,850	Government National Mortgage Association Series 2004-106 HW(b)	TSFR1M + 26.928%	0.2550	12/16/34	21,430
130,803	Government National Mortgage Association Series 2007-40 SW(b),(d)	TSFR1M + 4.066%	–	07/20/37	393
146,790	Government National Mortgage Association Series 2008-2 SM(b),(d)	TSFR1M + 6.386%	1.0510	01/16/38	8,478
85,035	Government National Mortgage Association Series 2008-6 SD(b),(d)	TSFR1M + 6.346%	1.0060	02/20/38	48
1,070,810	Government National Mortgage Association Series 2008-15 CI(b),(d)	TSFR1M + 6.375%	1.0360	02/20/38	33,687
126,659	Government National Mortgage Association Series 2008-27 SI(b),(d)	TSFR1M + 6.356%	1.0160	03/20/38	3,235
105,593	Government National Mortgage Association Series 2008-36 SB(b),(d)	TSFR1M + 6.156%	0.8160	04/20/38	49
156,378	Government National Mortgage Association Series 2008-51 SE(b),(d)	TSFR1M + 6.136%	0.8010	06/16/38	8,153
131,588	Government National Mortgage Association Series 2008-51 SC(b),(d)	TSFR1M + 6.136%	0.7960	06/20/38	5,857
63,715	Government National Mortgage Association Series 2008-95 DS(b),(d)	TSFR1M + 7.186%	1.8460	12/20/38	2,128
111,282	Government National Mortgage Association Series 2009-43 SA(b),(d)	TSFR1M + 5.836%	0.4960	06/20/39	3,074
90,952	Government National Mortgage Association Series 2010-19 SD(b),(d)	TSFR1M + 6.436%	1.1010	07/16/39	931
384,584	Government National Mortgage Association Series 2013-170 ID(d),(e)		3.3250	02/20/40	38,018
74,162	Government National Mortgage Association Series 2010-113 BS(b),(d)	TSFR1M + 5.886%	0.5460	09/20/40	5,200
1,146,239	Government National Mortgage Association Series 2010-133 SB(b),(d)	TSFR1M + 5.906%	0.5710	10/16/40	76,611
129,537	Government National Mortgage Association Series 2010-152 SA(b),(d)	TSFR1M + 5.936%	0.6010	11/16/40	8,864

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5% (Continued)
411,126	Government National Mortgage Association Series 2012-77 DI(d)		4.0000	01/20/41	$ 30,465
144,091	Government National Mortgage Association Series 2012-69 QI(d)		4.0000	03/16/41	17,983
352,983	Government National Mortgage Association Series 2011-148 SN(b),(d)	TSFR1M + 6.576%	1.2450	11/16/41	31,574
1,106,280	Government National Mortgage Association Series 2013-4 ID(d)		5.5000	05/16/42	223,694
911,508	Government National Mortgage Association Series 2012-126 IO(d)		3.5000	10/20/42	140,813
124,980	Government National Mortgage Association Series 2013-5 BI(d)		3.5000	01/20/43	20,758
252,753	Government National Mortgage Association Series 2013-53 OI(d)		3.5000	04/20/43	26,243
1,146,104	Government National Mortgage Association Series 2015-179 BI(d)		4.0000	08/20/43	96,504
91,707	Government National Mortgage Association Series 2013-181 SA(b),(d)	TSFR1M + 5.986%	0.6460	11/20/43	8,021
196,382	Government National Mortgage Association Series 2014-58 SA(b),(d)	TSFR1M + 5.986%	0.6460	04/20/44	18,378
354,210	Government National Mortgage Association Series 2014-91 SB(b),(d)	TSFR1M + 5.486%	0.1510	06/16/44	19,012
86,025	Government National Mortgage Association Series 2016-81 IM(d)		4.0000	10/20/44	6,914
1,464,822	Government National Mortgage Association Series 2014-146 EI(d)		5.0000	10/20/44	310,915
1,310,855	Government National Mortgage Association Series 2017-56 IE(d)		4.0000	11/20/44	128,026
555,408	Government National Mortgage Association Series 2019-22 SA(b),(d)	TSFR1M + 5.486%	0.1460	02/20/45	36,312
333,499	Government National Mortgage Association Series 2015-36 MI(d)		5.5000	03/20/45	64,924
482,581	Government National Mortgage Association Series 2015-64 SG(b),(d)	TSFR1M + 5.486%	0.1460	05/20/45	26,357
82,627	Government National Mortgage Association Series 2016-27 IA(d)		4.0000	06/20/45	10,174
290,189	Government National Mortgage Association Series 2017-99 DI(d)		4.0000	07/20/45	23,005
557,951	Government National Mortgage Association Series 2015-144 SA(b),(d)	TSFR1M + 6.086%	0.7460	10/20/45	50,724
328,300	Government National Mortgage Association Series 2016-84 IG(d)		4.5000	11/16/45	65,362
480,058	Government National Mortgage Association Series 2016-4 SM(b),(d)	TSFR1M + 5.536%	0.1960	01/20/46	27,858
191,329	Government National Mortgage Association Series 2016-9 SA(b),(d)	TSFR1M + 5.986%	0.6460	01/20/46	13,282
968,842	Government National Mortgage Association Series 2016-121 JS(b),(d)	TSFR1M + 5.986%	0.6460	09/20/46	65,050
200,425	Government National Mortgage Association Series 2016-145 UI(d)		3.5000	10/20/46	35,282
195,245	Government National Mortgage Association Series 2017-68 CI(d)		5.5000	05/16/47	39,895
315,868	Government National Mortgage Association Series 2018-8 IO(d)		4.0000	01/20/48	61,533
20,263,105	Government National Mortgage Association Series 2020-86 TK(b),(d)	TSFR1M + 6.086%	0.1500	08/20/48	105,334
195,277	Government National Mortgage Association Series 2018-120 JI(d)		5.5000	09/20/48	29,759
297,845	Government National Mortgage Association Series 2018-154 IT(d)		5.5000	10/20/48	57,648
489,278	Government National Mortgage Association Series 2019-6 SA(b),(d)	TSFR1M + 5.936%	0.5960	01/20/49	34,645
1,478,584	Government National Mortgage Association Series 2020-47 MI(d)		3.5000	04/20/50	255,251
708,034	Government National Mortgage Association Series 2020-167 NS(b),(d)	TSFR1M + 6.186%	0.8460	11/20/50	70,062
2,708,653	Government National Mortgage Association Series 2019-H16 CI(b),(d)		1.0170	10/20/69	115,088

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5% (Continued)
				$ 10,072,928
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,605,375)			10,072,928

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.4%
	AEROSPACE & DEFENSE — 1.1%
500,000	Boeing Company (The)	1.9500	02/01/24	494,936
749,000	Howmet Aerospace, Inc.	5.1250	10/01/24	739,638
				1,234,574
	ASSET MANAGEMENT — 4.3%
750,000	Ares Capital Corporation	3.2500	07/15/25	703,445
600,000	Blackstone Secured Lending Fund	3.6250	01/15/26	554,387
1,480,000	FS KKR Capital Corporation	4.1250	02/01/25	1,426,318
1,250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation	4.7500	09/15/24	1,200,026
650,000	Nuveen Finance, LLC(a)	4.1250	11/01/24	634,422
				4,518,598
	AUTOMOTIVE — 7.4%
1,325,000	Ford Motor Credit Company, LLC	3.3700	11/17/23	1,324,601
850,000	Ford Motor Credit Company, LLC	3.8100	01/09/24	846,019
475,000	Ford Motor Credit Company, LLC	5.5840	03/18/24	473,653
764,000	Ford Motor Credit Company, LLC	3.6640	09/08/24	744,716
777,000	Ford Motor Credit Company, LLC	4.6870	06/09/25	752,662
500,000	Ford Motor Credit Company, LLC	5.1250	06/16/25	486,816
1,083,000	Ford Motor Credit Company, LLC	3.3750	11/13/25	1,013,349
1,250,000	General Motors Financial Company, Inc.	1.2000	10/15/24	1,191,912
980,000	Nissan Motor Acceptance Company, LLC(a)	1.1250	09/16/24	935,195
				7,768,923
	BANKING — 11.2%
287,000	Bank of America Corporation	4.2000	08/26/24	282,666
485,000	Bank of Ireland Group plc(a)	4.5000	11/25/23	484,126
500,000	Bank of Montreal(c)	1.5000	06/26/24	491,733
500,000	Bank of Montreal	5.1000	01/31/25	489,703
500,000	Barclays plc	4.3750	09/11/24	489,556

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.4% (Continued)
	BANKING — 11.2% (Continued)
500,000	BNP Paribas S.A.		4.2500	10/15/24	$ 487,794
1,002,000	BNP Paribas S.A.(a)		4.3750	09/28/25	959,640
850,000	BPCE S.A.(a)		5.1500	07/21/24	837,741
500,000	BPCE S.A.(a)		4.5000	03/15/25	482,433
500,000	Credit Agricole S.A.(a)		4.3750	03/17/25	483,406
750,000	Credit Suisse A.G.		4.7500	08/09/24	740,194
645,000	Discover Bank		2.4500	09/12/24	621,218
500,000	Fifth Third Bancorp		3.6500	01/25/24	496,452
1,000,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.234%	9.6430	Perpetual	1,022,256
500,000	JPMorgan Chase & Company		3.8750	09/10/24	490,475
675,000	KeyCorporation(a)	SOFRRATE + 1.250%	3.8780	05/23/25	646,218
500,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	474,202
500,000	NatWest Markets plc(a)		0.8000	08/12/24	479,710
140,000	Societe Generale S.A.(a)		5.0000	01/17/24	139,355
800,000	Societe Generale S.A.(a)		4.2500	04/14/25	766,455
381,000	Sumitomo Mitsui Financial Group, Inc.(a)		4.4360	04/02/24	377,956
					11,743,289
	BIOTECH & PHARMA — 1.3%
750,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	745,387
300,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	298,155
375,000	Teva Pharmaceutical Finance Netherlands III BV		7.1250	01/31/25	372,073
					1,415,615
	CONTAINERS & PACKAGING — 0.3%
350,000	Ball Corporation		4.0000	11/15/23	349,514

	ELECTRIC UTILITIES — 0.8%
250,000	Consolidated Edison, Inc.		0.6500	12/01/23	248,980
150,000	FirstEnergy Corporation		2.0500	03/01/25	141,316
265,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	255,875
250,000	Public Service Enterprise Group, Inc.		2.8750	06/15/24	244,988
					891,159

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.4% (Continued)
	FOOD — 0.5%
500,000	Danone S.A.(a)		2.5890	11/02/23	$ 500,000

	HEALTH CARE FACILITIES & SERVICES — 0.7%
750,000	Laboratory Corp of America Holdings		3.2500	09/01/24	733,286

	INSTITUTIONAL FINANCIAL SERVICES — 1.7%
1,000,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	Perpetual	864,502
750,000	Goldman Sachs Group, Inc. (The)		3.3750	12/21/23	744,789
200,000	Morgan Stanley(b)	SOFRRATE + 0.509%	0.7910	01/22/25	197,002
					1,806,293
	OIL & GAS PRODUCERS — 0.4%
450,000	Plains All American Pipeline, L.P. / PAA Finance		3.6000	11/01/24	438,920

	REAL ESTATE INVESTMENT TRUSTS — 5.5%
500,000	American Tower Corporation		5.0000	02/15/24	498,263
677,000	Crown Castle International Corporation		3.2000	09/01/24	661,194
700,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.3500	09/01/24	680,925
440,000	Office Properties Income Trust		4.2500	05/15/24	412,189
1,960,000	Service Properties Trust		4.6500	03/15/24	1,938,997
1,705,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	1,639,264
					5,830,832
	RETAIL - CONSUMER STAPLES — 0.6%
750,000	Walgreens Boots Alliance, Inc.		3.8000	11/18/24	728,554

	RETAIL - DISCRETIONARY — 1.4%
1,605,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,524,901

	SPECIALTY FINANCE — 4.2%
500,000	Ally Financial, Inc.		3.8750	05/21/24	491,710
468,000	American Express Company		2.5000	07/30/24	456,541
545,000	Aviation Capital Group, LLC(a)		4.3750	01/30/24	541,662
650,000	Aviation Capital Group, LLC(a)		4.8750	10/01/25	625,837
500,000	Capital One Financial Corporation(b)	SOFRRATE + 0.690%	1.3430	12/06/24	494,977
1,021,000	Credit Acceptance Corporation(a)		5.1250	12/31/24	990,487

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 46.4% (Continued)
	SPECIALTY FINANCE — 4.2% (Continued)
500,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	7.2090	12/21/65	$ 369,158
513,000	OneMain Finance Corporation		6.1250	03/15/24	512,172
					4,482,544
	TELECOMMUNICATIONS — 3.4%
500,000	British Telecommunications plc		4.5000	12/04/23	499,204
530,000	Sprint Corporation		7.1250	06/15/24	533,215
2,650,000	Telecom Italia SpA(a)		5.3030	05/30/24	2,600,874
					3,633,293
	TOBACCO & CANNABIS — 0.5%
500,000	Imperial Brands Finance plc(a)		3.1250	07/26/24	488,406

	TRANSPORTATION & LOGISTICS — 1.1%
1,175,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,129,386

	TOTAL CORPORATE BONDS (Cost $50,350,004)				49,218,087

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 9.1%
	COMMERCIAL SUPPORT SERVICES — 0.8%
876,858	Aramark Services, Inc.(b)	TSFR1M + 2.615%	7.9390	04/01/28	877,042

	LEISURE FACILITIES & SERVICES — 1.2%
1,000,000	1011778 BC ULC Floating Rate(b)	TSFR1M + 2.250%	7.5740	09/12/30	991,750
246,875	Scientific Games Corporation(b)	TSFR1M + 3.100%	8.4350	04/07/29	246,953
					1,238,703
	RETAIL - DISCRETIONARY — 1.8%
1,977,455	Great Outdoors Group, LLC(b)	TSFR1M + 3.750%	9.1400	03/05/28	1,966,124

	SEMICONDUCTORS — 0.9%
995,000	MKS Instruments, Inc.(b)	TSFR1M + 2.500%	7.8280	08/17/29	990,025

ANFIELD UNIVERSAL FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 9.1% (Continued)
	SOFTWARE — 1.1%
1,231,250	Sunshine Software Merger Sub, Inc.(b)	TSFR3M + 3.750%	9.2530	09/21/28	$ 1,165,378

	TRANSPORTATION & LOGISTICS — 3.3%
900,000	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 5.012%	10.4110	03/10/28	914,063
987,500	Air Canada(b)	TSFR3M + 3.500%	9.1280	07/27/28	987,747
1,553,986	United Airlines, Inc.(b)	TSFR3M + 3.750%	9.1890	04/14/28	1,553,014
					3,454,824
	TOTAL TERM LOANS (Cost $9,790,607)				9,692,096

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 5.6%
	U.S. TREASURY BILLS — 5.6%
1,200,000	United States Treasury Bill(f)		–	11/02/23	1,199,824
4,800,000	United States Treasury Bill(f)		–	12/26/23	4,761,024
					5,960,848
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,960,947)				5,960,848

	TOTAL INVESTMENTS - 98.4% (Cost $112,655,476)				$ 104,428,602
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%				1,658,828
	NET ASSETS - 100.0%				$ 106,087,430

CLO	- Collateralized Loan Obligations
LLC	- Limited Liability Company
Lp	- Limited Partnership
Ltd.	- Limited Company
plc	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M
TSFR3M	TSFR3M

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2023 the total market value of 144A securities is $45,027,221 or 42.4% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2023.
(d)	Interest only securities.
(e)	Variable rate security; the rate shown represents the rate on October 31, 2023.
(f)	Zero coupon bond.